UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  04/22/09
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   57,107
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     1880    18300 SH       SOLE                    17050              1250
3M Company                     COM              88579y101      303     6100 SH       SOLE                     5200               900
AT&T Inc.                      COM              00206r102      879    34900 SH       SOLE                    33100              1800
Allergan                       COM              018490102     1089    22800 SH       SOLE                    21000              1800
Ansys Inc                      COM              03662q105     1495    59550 SH       SOLE                    57500              2050
Apache Corp                    COM              037411105     1182    18450 SH       SOLE                    17550               900
BHP Billiton ADR               COM              05545E209      346     7750 SH       SOLE                     7050               700
Berkshire Hathaway A           COM              084670108      954       11 SH       SOLE                        9                 2
Berkshire Hathaway B           COM              084670207     4301     1525 SH       SOLE                     1404               121
Burlington Northern Santa Fe   COM              12189T104     1976    32850 SH       SOLE                    31050              1800
C.H. Robinson Worldwide        COM              12541w209      780    17100 SH       SOLE                    16300               800
Chevron                        COM              166764100     2153    32021 SH       SOLE                    29687              2334
Colonial Properties Trust      COM              195872106      149    39006 SH       SOLE                    37706              1300
Companhia Vale Do Rio ADR      COM              204412209      531    39900 SH       SOLE                    37400              2500
ConocoPhillips                 COM              20825c104     1063    27150 SH       SOLE                    25950              1200
Costco Wholesale Corp          COM              22160K105     1439    31075 SH       SOLE                    29475              1600
Cummins Inc                    COM              231021106     1237    48600 SH       SOLE                    45950              2650
Dentsply International         COM              249030107     1512    56307 SH       SOLE                    51907              4400
Expeditors Intl Wash           COM              302130109     2609    92207 SH       SOLE                    86757              5450
Express 1 Expedited Solutions  COM              30217Q108       57    66500 SH       SOLE                    66500
Exxon Mobil                    COM              30231g102     2472    36300 SH       SOLE                    33867              2433
Fastenal                       COM              311900104      541    16828 SH       SOLE                    16128               700
Gabelli Global Gold Nat Res In COM              36244N109      442    28195 SH       SOLE                    26795              1400
Genentech                      COM              368710406      233     2450 SH       SOLE                     2450
General Dynamics               COM              369550108     1831    44025 SH       SOLE                    41825              2200
General Electric Co            COM              369604103      194    19200 SH       SOLE                    16200              3000
Google Inc                     COM              38259P508      644     1850 SH       SOLE                     1823                27
Home Depot Inc                 COM              437076102      303    12855 SH       SOLE                    12655               200
IBM                            COM              459200101      213     2200 SH       SOLE                     2200
Jacobs Engineering Group Inc   COM              469814107     2049    53000 SH       SOLE                    51700              1300
Johnson & Johnson              COM              478160104     2521    47920 SH       SOLE                    44570              3350
Leucadia National              COM              527288104     1481    99450 SH       SOLE                    93550              5900
McDonalds Corp                 COM              580135101     1926    35300 SH       SOLE                    34150              1150
Mission West Properties        COM              605203108      206    32121 SH       SOLE                    28521              3600
Novartis AG ADR                COM              66987v109      847    22400 SH       SOLE                    21400              1000
Paychex, Inc                   COM              704326107     1735    67600 SH       SOLE                    64100              3500
Pepsico Incorporated           COM              713448108     1892    36750 SH       SOLE                    35850               900
Plum Creek Timber              COM              729251108     2019    69450 SH       SOLE                    64150              5300
Procter & Gamble               COM              742718109      325     6895 SH       SOLE                     6895
Prologis                       COM              743410102      242    37157 SH       SOLE                    34157              3000
Public Storage Inc             COM              74460d109     1320    23900 SH       SOLE                    22950               950
Research In Motion Ltd         COM              760975102      319     7400 SH       SOLE                     7100               300
SPDR S&P Biotech               COM              78464A870      257     5350 SH       SOLE                     5050               300
SPDR S&P Dividend              COM              78464A763      242     7180 SH       SOLE                     6430               750
Singapore Fund                 COM              82929L109      136    19800 SH       SOLE                    18200              1600
Spdr Gold Trust                COM              78463v107     1165    12900 SH       SOLE                    11800              1100
St. Joe Company                COM              790148100      252    15050 SH       SOLE                    14050              1000
Stryker Corp                   COM              863667101     1543    45341 SH       SOLE                    42041              3300
Suncor Energy                  COM              867229106      265    11950 SH       SOLE                    11050               900
Swiss Helvetia Fund            COM              870875101      131    14731 SH       SOLE                    12252              2479
T. Rowe Price Group Inc        COM              74144T108      431    14950 SH       SOLE                    14750               200
Tata Motors ADR                COM              876568502      136    27500 SH       SOLE                    27500
Teck Cominco Cl B              COM              878742204      179    32200 SH       SOLE                    30500              1700
U.S. Bancorp                   COM              902973304      914    62550 SH       SOLE                    59550              3000
Verizon Communications         COM              92343V104      594    19659 SH       SOLE                    19309               350
Wal-Mart Stores                COM              931142103      333     6400 SH       SOLE                     6200               200
Wells Fargo & Co               COM              949746101      436    30650 SH       SOLE                    28350              2300
iShares MSCI Japan Index       COM              464286848      267    33850 SH       SOLE                    32450              1400
iShares MSCI-Singapore         COM              464286673      137    21750 SH       SOLE                    20100              1650